Leases - Maturity Analysis of Lease Liability (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of leases by lessee [line items]
Future minimum lease payments	¥ 401,696	¥ 426,087
Less: Future interest charges	(29,761)	(32,297)
Present value of finance lease commitments	371,935	393,790
Not later than one year [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	80,220	81,548
Later than one year and not later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	184,098	187,124
Later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	¥ 137,378	¥ 157,415